Filed with the Securities and Exchange Commission on July 1, 2010
Registration No. 333-162673
Investment Company Act No. 811-07325

SECURITIES AND EXCHANGE COMMISSION

 WASHINGTON, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

 (Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY

 (Name of Depositor)

213 WASHINGTON STREET

NEWARK, NEW JERSEY 07102-2992

 (973) 802-7333

(Address and telephone number of depositor's principal executive offices)

JOSEPH D. EMANUEL

CHIEF LEGAL OFFICER

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504

(Name and Address of Agent for Service of Process)

Copy To:

C. CHRISTOPHER SPRAGUE, ESQ.

VICE PRESIDENT AND CORPORATE COUNSEL

 751 Broad Street, Newark, New Jersey 07102-2917 (973) 802-6997

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 16, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interest in Individual Variable Annuity Contracts.

Note:

Registrant is filing this Post-Effective Amendment No. 2 to Registration Statement No. 333-162673 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 filed with the SEC on April 16, 2010, are hereby incorporated by reference.  Financial statements for the Depositor and the Registrant, each dated December 31, 2009, are incorporated herein by reference to that Post-Effective Amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Pruco Life Insurance Company

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY X SERIESSM (“X SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM (“C SERIES”)

Supplement dated July 16, 2010
To
Prospectus dated May 1, 2010

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.  This supplement provides additional information regarding the pre-determined mathematical formulas for  Guaranteed Return OptionSM Plus II (GRO Plus II)  and Highest DailySM Guaranteed Return OptionSM II (HD GROSM II).  This supplement also makes clear that the optional death benefits are not available if the Annuity is held as a Beneficiary Annuity.

A.	Changes to Table of Contents:

We make the following changes to the Table of Contents:

•	Appendix D is re-named “APPENDIX D – FORMULA FOR GRO PLUS II”. We modify the title of Appendix D accordingly.
•	We add a new entry for Appendix G, entitled “APPENDIX G – FORMULA FOR HIGHEST DAILY GRO II.”

B.	GRO Plus II

a.
In the section of the prospectus entitled “Living Benefits – Guaranteed Return Option Plus II – Key Feature – Allocation of Unadjusted Account Value for GRO Plus II and Highest Daily GRO II”, we add the following to the end of the paragraph that begins with “[a]lthough we employ several AST bond portfolio . . .”:

As such, a low discount rate could cause a transfer of Unadjusted Account Value into an AST bond portfolio Sub-account, despite the fact that your Unadjusted Account Value had increased.

We also re-name that heading as “Key Feature – Allocation of Unadjusted Account Value For GRO Plus II.”

C.	HD GRO II

In the section of the prospectus entitled “Living Benefits – Highest Daily Guaranteed Return Option II” we replace the sub-section entitled “Key Feature – Allocation of Unadjusted Account Value” with the following:

We limit the Sub-accounts to which you may allocate Unadjusted Account Value if you elect HD GRO II.  For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect HD GRO II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below).  In essence, we seek to preserve Unadjusted Account Value, by transferring it to a more stable option (i.e., one or more specified bond Portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond Portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Unadjusted Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix G of this prospectus.  A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." You will be furnished with a prospectus describing the AST bond Portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts.  Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth.  As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Unadjusted Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Unadjusted Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Unadjusted Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Unadjusted Account Value is transferred.  On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below.  As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus,  the applicable formula under the benefit determines which AST bond portfolio Sub-account your Unadjusted Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows.  Under the formula, Unadjusted Account Value will transfer between the "permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula.  On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Unadjusted Account Value to an amount based on the guarantees provided under the benefit.  The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value.  Based on the formula, a determination is made as to whether any portion of your Unadjusted Account Value is to be transferred to or from the AST bond portfolio Sub-account.  In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.”  The “Projected Future Guarantee” is an amount equal to the highest Unadjusted Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II)  within the current benefit year that would result in a new guarantee.  For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit.  As such, a Projected Future Guarantee could cause a transfer of Unadjusted Account Value into an AST bond portfolio Sub-account.  We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.  The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment.  Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Unadjusted Account Value held within the AST bond portfolio Sub-account and to your Unadjusted Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below).  If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Unadjusted Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.  Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).  At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the AST bond portfolio Sub-account.  However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the AST bond portfolio Sub-account.  If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts.  This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
•
March 17, 2011 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

•
March 18, 2011 - you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.

•
On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

•
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Unadjusted Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Unadjusted Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Unadjusted Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Unadjusted Account Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities markets, bond markets, or interest rates, in general) including:

•	The difference between your Unadjusted Account Value and your guarantee amount(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
•	The discount rate used to determine the present value of your guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts.  Conversely, the Unadjusted Account Value may be higher at the beginning of the market recovery, e.g. more of the Unadjusted Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Unadjusted Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

D.	ADDITIONAL APPENDIX:

 Highest Daily GRO II

The formula for elections of HD GRO II, where such an election was made prior to July 16, 2010 is as indicated in Appendix D of the May 1, 2010 prospectus.  Such formula for HD GRO II is being moved to Appendix G.

Appendix G also contains the following:

APPENDIX G - FORMULA FOR HIGHEST DAILY GRO II

Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

•	AV is the current Account Value of the Annuity
•	VV is the current Account Value of the elected Sub-accounts of the Annuity
•	VF is the current Account Value of the elected Fixed Rate Options of the Annuity
•	B is the total current value of the Transfer Account
•	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
•	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
•	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
•	T is the amount of a transfer into or out of the Transfer Account
•
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount.  For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date.  We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period.  We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)(Ni/365)

Where:
•	Gi is the value of the Guarantee Amount or the Projected Future Guarantee
•	Ni is the number of days until the end of the Guarantee Period
•
   di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum.  The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used.  The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF)

If the formula ratio exceeds an upper target value, then Unadjusted Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% Cap Feature.  If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Unadjusted Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the 90% Cap Feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}

If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

90% Cap Feature:  If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Unadjusted Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur.  Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed.  The suspension will be lifted once a transfer out of the Transfer Account occurs.  Due to the performance of the Transfer Account and the elected Sub-Accounts, the Unadjusted Account Value could be more than 90% invested in the Transfer Account.

E. In the Section entitled “MINIMUM DEATH BENEFIT AND OPTIONAL DEATH BENEFIT RIDERS – OPTIONAL DEATH BENEFITS,” in the first paragraph we delete the sentence:   “These optional Death Benefits also are available if your Annuity is held as a Beneficiary Annuity.”

PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) Exhibits filed herewith are as follows:

(4)(ad) Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10))

(10) Written Consent of Independent Registered Public Accounting Firm

ITEM 27.  NUMBER OF CONTRACT OWNERS: As of May 31, 2010, there were 5,254 Contract Owners of the X Series, 7,990 Contract Owners of the B Series, 7,920 Contract Owners of the L Series, and 721 Contract Owners of the C Series.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 1st day of July, 2010.

THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Registrant

By: Pruco Life Insurance Company

Depositor

/s/ Scott D. Kaplan -------------------------------- Scott D. Kaplan President and Chief Executive Officer

                                                      Pruco Life Insurance Company

                                                               Depositor

By: /s/ Scott D. Kaplan -------------------------------- Scott D. Kaplan President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated on behalf of the Depositor.

    Signature and Title

                                                    Date: July 1, 2010

*
----------------------------
James J. Avery Jr.
Director

*                                     *By:  /S/ Thomas C. Castano
----------------------------                -----------------------------
Scott D. Kaplan                             Thomas C. Castano
Director                                    Corporate Counsel

*
----------------------------
Tucker I. Marr
Chief Financial Officer and
Chief Accounting Officer

*
----------------------------
Bernard J. Jacob
Director

*
----------------------------
Stephen Pelletier
Director

*
----------------------------
Thomas J. Diemer
Director

*
----------------------------
Robert M. Falzon
Director

*
----------------------------
Richard F. Vaccaro
Director

EXHIBITS

(4)(ad)  Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10))

(10)  Written Consent of Independent Registered Public Accounting Firm.